Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments [Abstract]
Disclosure of detailed information about significant commitments for streams and offtakes [Table Text Block]
	Attributable payable production to be purchased			Per ounce/carat cash payment (US$)			Term of agreement	Date of contract
Interest	Gold	Silver	Diamond	Gold	Silver	Diamond
Amulsar stream(1),(7)	4.22%	62.5%		$400	$4		40 years	November 2015
Amulsar offtake(2),(7)	81.91%			Based on quotational period			Until delivery of 2,110,425 ounces Au	November 2015
Back Forty stream(3)	18.5%	85%		30% spot price (max $600)	$4		Life of mine	March 2015 (silver) Nov. 2017 (gold) Amended June 2020
Mantos Blancos stream(4)		100%			8% spot		Life of mine	September 2015 Amended Aug. 2019
Renard stream			9.6%			Lesser of 40% of sales price or $40	40 years	July 2014 Amended Oct. 2018
Sasa stream(5)		100%			$5		40 years	November 2015
Gibraltar stream(6)		75%			nil		Life of mine	March 2018 Amended April 2020

Disclosure of detailed information about significant commitments related to the acquisition of royalties and streams [Table Text Block]
Company	Project (asset)	Installments	Triggering events

Aquila Resources Inc.	Back Forty project (gold stream)	US$2.5 million US$5.0 million	Completion of an equity financing for proceeds of no less than US$6.0 million. Receipt of all material permits for the construction and operation of the project.
		US$25.0 million	Pro rata to drawdowns on debt finance facility.

Falco Resources Ltd.	Horne 5 project (silver stream)	$20.0 million	Receipt of all necessary material third-party approvals, licenses, rights of way and surface rights on the property.
		$35.0 million	Receipt of all material construction permits, positive construction decision, and raising a minimum of $100.0 million in non-debt financing.
		$60.0 million	Upon total projected capital expenditure having been demonstrated to be financed.
		$40.0 million (optional)	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).